Retirement-Related Benefits (PBO, APBO, FV of Plan Assets, and Funded Status) (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Funded status of plan
Underfunded plan benefit obligation	$ 35,054	$ 40,836
Underfunded plan fair value of plan assets	17,807	21,745
Underfunded plan funded status	(17,247)	(19,091)
Overfunded plan benefit obligation	68,053	71,512
Overfunded plan fair value of plan assets	69,786	73,671
Overfunded plan funded status	1,734	2,159
U.S. Nonpension Postretirement Benefit Plans
Funded status of plan
Underfunded plan benefit obligation	4,652	5,053
Underfunded plan fair value of plan assets	71	16
Underfunded plan funded status	(4,582)	(5,037)
Non-U.S. Nonpension Postretirement Plans
Funded status of plan
Underfunded plan benefit obligation	618	806
Underfunded plan fair value of plan assets	59	73
Underfunded plan funded status	(558)	(733)
Overfunded plan benefit obligation	0	11
Overfunded plan fair value of plan assets	0	11
Overfunded plan funded status	0	0
U.S. Defined Benefit Plans
Funded status of plan
Underfunded plan benefit obligation	6,486	6,989
Underfunded plan fair value of plan assets	71	16
Underfunded plan funded status	(6,415)	(6,973)
Qualified PPP
Funded status of plan
Overfunded plan benefit obligation	51,287	54,708
Overfunded plan fair value of plan assets	51,716	55,772
Overfunded plan funded status	$ 429	1,065
Percentage of plan funded	101.00%
Excess PPP
Funded status of plan
Underfunded plan benefit obligation	$ 1,522	1,602
Underfunded plan funded status	(1,522)	(1,602)
Retention Plan
Funded status of plan
Underfunded plan benefit obligation	312	334
Underfunded plan funded status	(312)	(334)
Non-U.S. Defined Benefit Plans
Funded status of plan
Underfunded plan benefit obligation	28,568	33,846
Underfunded plan fair value of plan assets	17,737	21,729
Underfunded plan funded status	(10,832)	(12,118)
Overfunded plan benefit obligation	16,766	16,804
Overfunded plan fair value of plan assets	18,070	17,898
Overfunded plan funded status	1,304	1,094
Qualified Non-U.S. Defined Benefit Pension Plans
Funded status of plan
Underfunded plan benefit obligation	22,039	26,278
Underfunded plan fair value of plan assets	17,677	21,655
Underfunded plan funded status	(4,362)	(4,623)
Overfunded plan benefit obligation	16,766	16,794
Overfunded plan fair value of plan assets	18,070	17,888
Overfunded plan funded status	1,304	1,094
Nonqualified Non-U.S. Defined Benefit Pension Plan
Funded status of plan
Underfunded plan benefit obligation	5,911	6,762
Underfunded plan funded status	$ (5,911)	$ (6,762)
Defined Benefit Pension Plans
Funded status of plan
Percentage of plan funded	89.00%
Qualified Defined Benefit Pension Plans
Funded status of plan
Percentage of plan funded	97.00%